SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS: (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Significant Accounting Policies Accounting Judgments Estimates And Assumptions
Fair value based on quoted opening share price	$ 11,599
Fair value of equity transaction	16,802
Marketable securities held in trust account	4,921
Trade and other payables	$ 10,127